Schedule of Maturity of Lease Payments under Finance Lease Liabilities (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Leases
2023			$ 51,803
2024		96,508	46,577
2026	69,683	82,954	17,345
2027	49,207	49,207
Total undiscounted finance lease payments	192,647	325,177	146,623
Less: imputed interest	(10,780)	(23,845)	(11,015)
Finance lease liabilities recognized in the Consolidated Balance Sheet	$ 181,867	$ 301,332	$ 135,608